Depreciation and amortization (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Depreciation and amortization
Depreciation		₨ 123,781	₨ 104,550	₨ 64,894
Amortization		457,965	321,050	210,693
Total	$ 8,412	₨ 581,746	₨ 425,600	₨ 275,587